Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Schedule of foreign currency position of monetary items

The foreign currency position of monetary items of the Group at December 31, 2019, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,258,623	Ps.	18.8838	Ps.	23,767,585
Euros	51,398		21.1995		1,089,612
Swiss francs	3,071		19.5345		59,990
Colombian pesos	2,744,483		0.0058		15,918
Argentinean pesos	28,269		0.3154		8,916
Chilean pesos	110,984		0.0254		2,819
Other currencies	—		—		5,832

Liabilities:
U.S. dollars (1)	5,257,954	Ps.	18.8838	Ps.	99,290,152
Swiss francs	4,069		19.5345		79,486
Euros	912		21.1995		19,334
Chilean pesos	689,094		0.0254		17,503
Colombian pesos	4,195,172		0.0058		24,332
Other currencies	—		—		3,075

The foreign currency position of monetary items of the Group at December 31, 2018, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,359,524	Ps.	19.6730	Ps.	26,745,916
Euros	58,869		22.5126		1,325,294
Swiss francs	5,474		19.9910		109,431
Chilean pesos	3,102,339		0.0282		87,486
Colombian pesos	3,222,821		0.0060		19,337
Argentinean pesos	22,518		0.5218		11,750
Other currencies	—		—		31,500

Liabilities:
U.S. dollars (1)	4,569,137	Ps.	19.6730	Ps.	89,888,632
Euros	4,449		22.5126		100,159
Swiss francs	9,871		19.9910		197,331
Chilean pesos	3,418,223		0.0282		96,394
Colombian pesos	11,769,323		0.0060		70,616
Other currencies	—		—		11,744
(1)

As of December 31, 2019 and 2018, monetary liabilities include U.S.$2,470.6 million (Ps.46,653,315) and U.S.$2,585.8 million (Ps.50,869,542), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UHI and the investment in Open Ended Fund (see Note 14).

Schedule of foreign currency of monetary items with net position

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2019		2018
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	1,253.3	U.S.$	1,362.6
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(5,231.8)		(4,533.6)
Net liability position	U.S.$	(3,978.5)	U.S.$	(3,171.0)
(1)	As of December 31, 2019 and 2018, this line includes U.S. dollar equivalent amounts of U.S.$57.6 million and U.S.$68.9 million, respectively, related to other foreign currencies, primarily Euros.
(2)	As of December 31, 2019 and 2018, this line includes U.S. dollar equivalent amounts of U.S.$5.0 million and U.S.$15.0 million, respectively, related to other foreign currencies, primarily Euros.
(3)

As of December 31, 2019 and 2018, monetary liabilities include U.S.$2,470.6 million (Ps.46,653,315) and U.S.$2,585.8 million (Ps.50,869,542), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UHI and the investment in Open Ended Fund (see Note 14).

Schedule of hypothetical changes in fair value or losses in earnings

								Difference between
								Fair Value and
								Carrying Value
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2019	Carrying Value		Fair Value		Carrying Value			Fair Value
Assets:
Warrants issued by UHI	Ps.	33,775,451	Ps.	33,775,451	Ps.	—	Ps.	3,377,545
Long-term loan and interest receivable from GTAC		872,317		875,585		3,268		90,827
Open Ended Fund		4,688,202		4,688,202		—		468,820
Other equity instruments		5,751,001		5,751,001		—		575,100
Derivative financial instruments (2)		4,592		4,592		—		—

Liabilities(3) (4):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,330,280		13,243,624		1,913,344		3,237,706
Senior Notes due 2026		5,665,140		6,079,885		414,745		1,022,734
Senior Notes due 2032		5,665,140		7,571,346		1,906,206		2,663,341
Senior Notes due 2040		11,330,280		14,139,283		2,809,003		4,222,931
Senior Notes due 2045		18,883,800		19,739,047		855,247		2,829,152
Senior Notes due 2046		16,995,420		20,565,308		3,569,888		5,626,419
Senior Notes due 2049		14,162,850		15,364,426		1,201,576		2,738,019
Peso-denominated debt:
Notes due 2027		4,500,000		4,656,375		156,375		622,013
Senior Notes due 2037		4,500,000		4,133,385		(366,615)		46,724
Senior Notes due 2043		6,500,000		4,853,485		(1,646,515)		(1,161,167)
Notes payable to Mexican banks		22,845,382		23,012,707		167,325		2,468,596
Lease liabilities		9,363,520		9,120,903		(242,617)		669,473
Other notes payable		1,324,063		1,295,780		(28,283)		101,295
Derivative financial instruments (2)		915,290		915,290		—		—

								Difference between
								Fair Value and
								Carrying Value
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2018	Carrying Value		Fair Value		Carrying Value			Fair Value
Assets:
Temporary investments (1)	Ps.	30,992	Ps.	30,992	Ps.	—	Ps.	—
Warrants issued by UHI		34,921,530		34,921,530		—		3,492,153
Long-term loan and interest receivable from GTAC		817,605		824,540		6,935		89,389
Open Ended Fund		7,662,726		7,662,726		—		766,273
Other equity instruments		6,545,625		6,545,625		—		654,563
Other financial assets		72,612		72,612		—		7,261
Derivative financial instruments (2)		1,035,522		1,035,522		—		—

Liabilities(3) (4):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,803,800		12,970,370		1,166,570		2,463,607
Senior Notes due 2026		5,901,900		5,849,137		(52,763)		532,151
Senior Notes due 2032		5,901,900		7,405,822		1,503,922		2,244,504
Senior Notes due 2040		11,803,800		12,733,821		930,021		2,203,403
Senior Notes due 2045		19,673,000		17,317,748		(2,355,252)		(623,477)
Senior Notes due 2046		17,705,700		18,201,991		496,291		2,316,490
Peso-denominated debt:
Notes due 2020		10,000,000		9,605,700		(394,300)		566,270
Notes due 2021		6,000,000		5,956,506		(43,494)		552,157
Notes due 2022		5,000,000		4,941,430		(58,570)		435,573
Notes due 2027		4,500,000		4,027,275		(472,725)		(69,998)
Senior Notes due 2037		4,500,000		3,586,050		(913,950)		(555,345)
Senior Notes due 2043		6,500,000		4,319,575		(2,180,425)		(1,748,468)
Notes payable to Mexican banks		13,834,538		13,551,620		(282,918)		1,072,243
Lease liabilities		5,317,944		5,121,534		(196,410)		315,743
Other notes payable		2,576,874		2,430,667		(146,207)		96,860
Derivative financial instruments (2)		148,061		148,061		—		—
(1)

At December 31, 2018, the Group´s temporary investments consisted of highly liquid securities, including without limitation debt securities and equity instruments held for trading (primarily denominated in Mexican pesos and U.S. dollars). Given the short-term nature of these investments, an increase in U.S. and/or Mexican interest rates would not significantly decrease the fair value of these investments.

(2)

Given the nature and the tenor of these derivative financial instruments, an increase of 10% in the interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.

(3)	The carrying value of debt is stated in this table at its principal amount.
(4)

The fair value of the Senior Notes and Notes due by the Group are within Level 1 of the fair value hierarchy as there is a quoted market price for them. The fair value of the lease liabilities are within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of securities are within Level 1 of the fair value hierarchy, and were based on market interest rates to the listed securities.

Schedule of contractual undiscounted cash flows

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2020 to		January 1, 2021 to		January 1, 2023 to		Subsequent to
At December 31, 2019	December 31, 2020		December 31, 2022		December 31, 2024		December 31, 2024		Total

Debt (1)	Ps.	492,489	Ps.	8,852,893	Ps.	13,500,000	Ps.	99,532,910	Ps.	122,378,292
Lease liabilities		1,257,766		2,491,539		2,381,812		3,232,403		9,363,520
Other notes payable		1,324,063		—		—		—		1,324,063
Trade and other liabilities		31,588,449		3,426,610		1,035,998		2,488,379		38,539,436
Interest on debt (2)		6,565,402		16,351,837		14,404,394		91,956,556		129,278,189
Interest on lease liabilities		731,591		1,417,722		984,003		755,862		3,889,178
Interest on other notes payable		5,938		—		—		—		5,938

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2019 to		January 1, 2020 to		January 1, 2022 to		Subsequent to
At December 31, 2018	December 31, 2019		December 31, 2021		December 31, 2023		December 31, 2023		Total

Debt (1)	Ps.	989,156	Ps.	18,484,978	Ps.	15,360,404	Ps.	88,290,100	Ps.	123,124,638
Lease liabilities		651,832		1,130,429		1,096,006		2,439,677		5,317,944
Other notes payable		1,288,437		1,288,437		—		—		2,576,874
Trade and other liabilities		30,697,162		5,185,357		1,595,863		2,001,185		39,479,567
Interest on debt (2)		7,502,935		15,737,245		12,646,361		82,849,121		118,735,662
Interest on lease liabilities		394,168		592,606		444,736		409,367		1,840,877
Interest on other notes payable		41,562		5,938		—		—		47,500
(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2019 and 2018, based on contractual interest rate and exchange rates as of that date.